Selling, General and Administrative Expenses - Summary of Selling, General and Administrative Expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Selling General And Administrative Expenses [Line Items]
Advertising expenses	₩ 38,731	₩ 13,661	₩ 29,898
Bad debt	589	1,402	701
Fees and commissions	293,302	472,324	259,024
Lease expenses	1,380	1,292	1,179
Salaries	50,092	44,339	40,315
Expenses related to defined contribution and benefit plans	3,022	2,505	2,255
Employee benefits	4,538	4,256	3,895
Depreciation	6,023	5,252	5,145
Amortization	3,211	2,406	1,917
Other expenses	4,553	4,020	3,032
Total	92,491	66,066	77,614
Selling, general and administrative expenses
Disclosure Of Selling General And Administrative Expenses [Line Items]
Advertising expenses	38,731	13,661	29,898
Bad debt	589	1,402	701
Outsourcing expenses	1,953	2,085	3,755
Fees and commissions	14,613	16,662	15,909
Lease expenses	773	712	646
Salaries	22,991	20,688	17,598
Expenses related to defined contribution and benefit plans	1,181	991	783
Employee benefits	2,385	2,257	1,972
Depreciation	4,240	3,369	2,976
Amortization	1,747	1,340	1,155
Other expenses	3,288	2,899	2,221
Total	₩ 92,491	₩ 66,066	₩ 77,614